General	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1 - GENERAL

a.	Enlivex Therapeutics Ltd. (the “Parent” and, including its consolidated subsidiaries, “we”, “us”, “our” or the “Company”) is a clinical-stage macrophage reprogramming immunotherapy company originally incorporated on January 22, 2012 under the laws of the State of Israel.

The Company is developing AllocetraTM, a universal, off-the-shelf cell therapy designed to reprogram macrophages into their homeostatic state. Resetting non-homeostatic macrophages into their homeostatic state is critical for immune system rebalancing and resolution of life-threatening conditions. Non-homeostatic macrophages contribute significantly to the severity of the certain diseases, which include solid tumors, sepsis, COVID-19, and others.

The AllocetraTM concept is based on the discoveries of Professor Dror Mevorach, an expert on immune activity, macrophage activation and clearance of dying (apoptotic) cells, in his laboratory in the Hadassah University Hospital located in the State of Israel.

Enlivex Therapeutics R&D Ltd. (“Enlivex R&D”, formerly known as Enlivex Therapeutics Ltd.) was incorporated in September 2005 under the laws of the State of Israel. On March 26, 2019, upon consummation of a merger transaction between the Parent and Enlivex R&D, pursuant to which a wholly owned subsidiary of the Parent merged with and into Enlivex R&D, the Parent changed its name to Enlivex Therapeutics Ltd. Enlivex R&D is a wholly owned subsidiary of the Company.

In January 2015, Bioblast Pharma Inc. was established in the State of Delaware as a wholly owned subsidiary of the Parent. On July 1, 2020 Bioblast Pharma Inc changed its name to Enlivex Therapeutics Inc.

The Company’s ordinary shares, NIS 0.40 per share (“Ordinary Shares” or “ordinary shares”), are traded under the symbol “ENLV” on both the Nasdaq Capital Market and the Tel Aviv Stock Exchange.

b.	Financial Resources

The Company devotes substantially all of its efforts toward research and development activities and raising capital to support such activities. The Company’s activities are subject to significant risks and uncertainties, including failing to secure additional funding before the Company achieves sustainable revenues and profit from operations.

Research and development activities have required significant capital investment since the Company’s inception. The Company expects that its operations will require additional cash investment to pursue the Company’s research and development activities, including preclinical studies, formulation development, clinical trials and related drug manufacturing. The Company has not generated any revenues or product sales and has not achieved profitable operations or positive cash flow from operations. The Company has incurred net losses since its inception, and, as of June 30, 2021, had an accumulated deficit of $43,805.

During the first quarter of 2021 the Company raised a net aggregated amount of $53.2 million in cash from the issuance and sale of 2,848,629 of its ordinary shares and an additional $7.7 million from the exercise of 855,813 warrants and 13,435 options. However, the Company expects to continue to incur losses for at least the next several years and over that period the Company will need to raise additional debt or equity financing or enter into partnerships to fund its development. If the Company is not able to achieve its funding requirements, it may be required to reduce discretionary spending, may not be able to continue the development of its product candidates or may be required to delay its development programs, which could have a material adverse effect on the Company’s ability to achieve its intended business objectives. There can be no assurances that additional financing will be secured or, if secured, will be on favorable terms. The ability of the Company to transition to profitability in the longer term is dependent on developing products and product revenues to support its expenses.

The Company’s management and board of directors (the “Board”) are of the opinion that the Company’s current financial resources will be sufficient to continue the development of the Company’s product candidates for at least twelve months from the filing of these financial statements on Form 6-K. The Company may determine, however, to raise additional capital during such period as the Board deems prudent. The Company’s management plans to finance its operations with issuances of the Company’s equity securities and, in the longer term, revenues. There are no assurances, however, that the Company will be successful in obtaining an adequate level of financing needed for its long-term development. The Company’s ability to continue to operate in the long term is dependent upon additional financial support.

Based on the Company’s current assessment, the Company does not expect any material impact on its liquidity due to the worldwide spread of the SARS-CoV-2 coronavirus. However, the timelines for the Company’s clinical development programs may be extended due to direct and indirect impacts of the COVID-19 pandemic or new variants of the virus. For example, there has been a delay in recruiting patients for the Company’s randomized, controlled Phase IIb clinical trial of AllocetraTM in patients with severe sepsis due to a lower number of pneumonic septic patients, as a result of the COVID-19 pandemic environment. As previously reported in the Company’s Annual Report on Form 20-F for the year ended December 31, 2020, the Company still expects to obtain interim results from this Phase IIb during 2021 or early 2022 followed by top-line results later in 2022. The full extent to which the COVID-19 pandemic or new variants of the virus will directly or indirectly impact the Company’s business, results of operations and financial condition will depend on future developments that are highly uncertain as of the date of issuance of these unaudited condensed consolidated financial statements. Actual results could differ materially from the Company’s estimates.